OTHER REQUIRED DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of additional information [Abstract]
Schedule of condensed statement of comprehensive income	Statement of comprehensive income

	Cash flow hedges			Currency translation adjustment
	Gross amount	Income tax	Total

At December 31, 2019	(72)	23	(49)	(3,768,944)

(Decrease) / Increase	(454)	136	(318)	(108,919)
Reclassification to income statement	188	(56)	132	—

At December 31, 2020	(338)	103	(235)	(3,877,863)

(Decrease) / Increase	—	—	—	(40,481)
Reclassification to income statement	278	(83)	195	—

At December 31, 2021	(60)	20	(40)	(3,918,344)

Schedule of condensed statement of cash flows	Statement of cash flows

	Year ended December 31,
	2021	2020	2019

(i) Changes in working capital (1)
Inventories	(1,906,524)	156,517	510,972
Receivables and others	(41,535)	(29,539)	6,175
Trade receivables	(885,200)	(12,110)	161,454
Other liabilities	106,223	37,517	(95,131)
Trade payables	109,247	200,410	(10,786)

	(2,617,789)	352,795	572,684
(ii) Income tax accrual less payments
Tax accrued (Note 10)	1,397,139	291,488	196,519
Taxes paid	(818,854)	(224,927)	(405,324)

	578,285	66,561	(208,805)
(iii) Interest accruals less payments
Interest accrued (Note 9 and 22)	41,964	62,760	104,855
Interest paid	(36,063)	(55,769)	(101,450)

	5,901	6,991	3,405
(1)    Changes in working capital are shown net of the effect of exchange rate changes.

Schedule of reconciliation of changes in financial debt	Financial debt reconciliation

	Financial debt
	Finance lease liabilities	Short term borrowings	Long term borrowings	Total

At December 31, 2019	(338,765)	(559,782)	(1,628,892)	(2,527,439)
Cash flows	54,779	511,203	(3,655)	562,327
Reclassifications	—	(306,414)	306,414	—
Acquisitions - finance leases	(3,170)	—	—	(3,170)
Foreign exchange adjustments	(329)	4,962	—	4,633
Other non cash movements	(6,618)	(45,573)	(1,156)	(53,347)
At December 31, 2020	(294,103)	(395,604)	(1,327,289)	(2,016,996)
Cash flows	57,856	253,824	9,210	320,890
Reclassifications	—	(662,708)	662,708	—
Acquisitions - finance leases	(11,653)	—	—	(11,653)
Foreign exchange adjustments	8,059	7,643	—	15,702
Other non cash movements	(19,780)	(25,728)	(1,094)	(46,602)
At December 31, 2021	(259,621)	(822,573)	(656,465)	(1,738,659)